OTHER PAYABLES AND ACCRUALS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER PAYABLES AND ACCRUALS [Abstract]
Accrued expenses for utilities, rental expenses and others		109,226	81,367
Accruals for professional service fees		11,593	22,702
Accrued agency fees		7,531	5,481
Accruals for customer reward program		5,499	5,211
Others		32,037	39,737
Other unpaid and accruals - subtotal	26,624	165,886	154,498
Payables on construction cost of leasehold improvement		592,203	524,792
Payables on unpaid consideration related to acquisitions		193,360	219,339
Payables on repair and maintenance cost		45,964	30,051
Deposit from franchised-and-managed hotels, current		41,180	34,135
Payables to employees for exercised options		18,557	11,713
Others		33,870	27,060
Other payables - subtotal	148,494	925,134	847,090
Total		1,091,020	1,001,588